   As filed with the Securities and Exchange Commission on January 12, 2018

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

              RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES
                                      of
                 PIONEER MUNICIPAL HIGH INCOME ADVANTAGE TRUST
                                60 State Street
                               Boston, MA 02109
                                (617) 742-7825

                   Under the Investment Company Act of 1940
                   Investment Company Act File No. 811-21409

     The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the "Commission") that it intends to redeem securities of which it is the issuer, as set forth below and in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended (the "1940 Act").

(1) Titles of the classes of securities of Pioneer Municipal High Income Advantage Trust (the "Trust") to be redeemed:

     Auction Preferred Shares, Series A
     Auction Preferred Shares, Series B

(2)  The date on which the securities are to be redeemed:

     Series                                                     Date
     ------                                               -----------------
     Auction Market Shares, Series A:                     February 20, 2018
     Auction Market Shares, Series B:                     February 20, 2018

(3) Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

     The Auction Preferred Shares are to be redeemed pursuant to
     Section 9(a)(i) of Part I of the Statement of Preferences of Auction Preferred Shares.

(4) Number of shares and the basis upon which the securities to be redeemed are to be selected:

     The Trust intends to redeem all of its outstanding Auction Preferred Shares set forth below:

     Series                                               Number of Shares
     ------                                               ----------------
     Auction Preferred Shares, Series A:                       3,000
     Auction Preferred Shares, Series B:                       3,000

                                   SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the 1940 Act, the registrant has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 12th day of January, 2018.

                                            PIONEER MUNICIPAL HIGH INCOME
                                            ADVANTAGE TRUST

                                            By:     /s/ Christopher Kelley
                                                    ----------------------------
                                            Name:   Christopher Kelley
                                            Title:  Secretary